Fair Value - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 118,325	$ 17,156	¥ (16,000)	¥ 1,500
Fair value of the Note	2,555,530		4,007,967
Fair value of the short-term and long-term deposits	8,246,994		10,336,316
Impairment loss on equity method investments	4,600		0
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 11,250		¥ 18,000